Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	E*TRADE Trust
Entity Central Index Key	0002048903
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000258015
Shareholder Report [Line Items]
Fund Name	E*TRADE No Fee International Index Fund
Trading Symbol	ETISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee International Index Fund for the period of April 11, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/etradenofeeindexfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee International Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[1]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to and detractors from performance, relative to the Solactive GBS Developed Markets ex-United States Large & Mid Cap Net Total Return Index:

  Fund vs. Benchmark: The Fund delivered a strong absolute return of 23.20% for the period, trailing the benchmark return of 24.25% by 1.05%.

  The largest detractors from relative performance were the portfolio’s cash position during a strong equity market, fair valuation (the Fund’s net asset value adjustment due to the timing difference between U.S. and international markets’ trading hours), and security selection effects in industrials.

  All 11 sectors had positive absolute returns over the period with financials the largest contributor, driven by strong performance from HSBC Holdings Plc, Banco Santander, S.A. and Royal Bank of Canada.

  Industrials was the next largest contributor, led by Siemens Aktiengesellschaft, followed by information technology, led by ASML Holding NV.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	E*TRADE No Fee International Index Fund	Solactive GBS Developed Markets ex-United States Large & Mid Cap Net Total Return Index
4/11/25	$10,000	$10,000
4/30/25	$10,830	$10,869
5/31/25	$11,310	$11,375
6/30/25	$11,590	$11,644
7/31/25	$11,350	$11,525
8/31/25	$11,920	$12,047
9/30/25	$12,220	$12,302
10/31/25	$12,320	$12,425

Average Annual Return [Table Text Block]
AATR	Since Inception 4/11/25Footnote Reference*
E*TRADE No Fee International Index Fund	23.20%
Solactive GBS Developed Markets ex-United States Large & Mid Cap Net Total Return Index	24.25%

Performance Inception Date	Apr. 11, 2025	[2]
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/etradenofeeindexfunds
AssetsNet	$ 34,209,250
Holdings Count | Holding	984
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$34,209,250
# of Portfolio Holdings	984
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	14.9%
Spain	2.9%
Sweden	2.9%
Netherlands	3.9%
Australia	6.3%
Switzerland	7.0%
Germany	7.8%
France	8.4%
Canada	11.4%
United Kingdom	12.7%
Japan	21.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

ASML Holding NV	1.8%
SAP SE	1.2%
AstraZeneca PLC	1.1%
Nestle SA	1.1%
HSBC Holdings PLC	1.1%
Novartis AG	1.0%
Roche Holding AG	1.0%
Shell PLC	1.0%
Toyota Motor Corp.	0.9%
Siemens AG	0.9%
Total	11.1%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/etradenofeeindexfunds
C000258016
Shareholder Report [Line Items]
Fund Name	E*TRADE No Fee Large Cap Index Fund
Trading Symbol	ETLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee Large Cap Index Fund for the period of April 11, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/etradenofeeindexfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee Large Cap Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[3]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to and detractors from performance, relative to the Solactive GBS United States 500 Index:

  Fund vs. Benchmark: The Fund returned 28.60%, closely tracking the benchmark return of 28.43%.

  Ten of 11 sectors had positive returns over the period with real estate the only detractor.

  Information technology contributed the most to portfolio performance, led by strong performance from NVIDIA Corporation, Apple Inc. and Microsoft Corporation.

  Communication services was the second-largest contributor to portfolio return, with positive effects from Alphabet Inc. and Meta Platforms Inc.

  The Fund’s inception timing benefited performance, as the Fund’s portfolio was invested near U.S. market lows in early April then the market strongly recovered over the remainder of the period.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	E*TRADE No Fee Large Cap Index Fund	Solactive GBS United States 500 Index
4/11/25	$10,000	$10,000
4/30/25	$10,400	$10,406
5/31/25	$11,070	$11,071
6/30/25	$11,630	$11,636
7/31/25	$11,880	$11,891
8/31/25	$12,110	$12,111
9/30/25	$12,560	$12,551
10/31/25	$12,860	$12,843

Average Annual Return [Table Text Block]
AATR	Since Inception 4/11/25Footnote Reference*
E*TRADE No Fee Large Cap Index Fund	28.60%
Solactive GBS United States 500 Index	28.43%

Performance Inception Date	Apr. 11, 2025	[4]
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/etradenofeeindexfunds
AssetsNet	$ 61,895,553
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$61,895,553
# of Portfolio Holdings	506
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.6%
Real Estate	1.7%
Materials	1.8%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.5%
Industrials	8.1%
Health Care	9.0%
Communication Services	10.5%
Consumer Discretionary	10.5%
Financials	12.5%
Information Technology	35.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	8.0%
Apple, Inc.	6.6%
Microsoft Corp.	6.4%
Alphabet, Inc.	5.2%
Amazon.com, Inc.	3.9%
Broadcom, Inc.	2.9%
Meta Platforms, Inc.	2.4%
Tesla, Inc.	2.2%
JPMorgan Chase & Co.	1.4%
Eli Lilly & Co.	1.2%
Total	40.2%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/etradenofeeindexfunds
C000258017
Shareholder Report [Line Items]
Fund Name	E*TRADE No Fee Municipal Bond Index Fund
Trading Symbol	ETMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee Municipal Bond Index Fund for the period of April 11, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/etradenofeeindexfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee Municipal Bond Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[5]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Managed Money Intermediate (1-17 Years) Index:

↑ A modest overweight to AA-rated securities contributed to relative performance, supported by strong security selection to state and local general obligation debt.

↑ A modest overweight positioning in longer-maturity bonds, relative to the Index, contributed positively to returns.

↓ A modest underweight to lower coupon structures detracted from relative results, as 3% and 4% coupons outperformed 5% coupons.

↓ An underweight to California municipalities detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	E*TRADE No Fee Municipal Bond Index Fund	Bloomberg Municipals Managed Money Intermediate (1-17 Yrs) Index
4/11/25	$10,000	$10,000
4/30/25	$10,202	$10,165
5/31/25	$10,239	$10,224
6/30/25	$10,336	$10,305
7/31/25	$10,331	$10,320
8/31/25	$10,410	$10,411
9/30/25	$10,621	$10,595
10/31/25	$10,740	$10,713

Average Annual Return [Table Text Block]
AATR	Since Inception 4/11/25Footnote Reference*
E*TRADE No Fee Municipal Bond Index Fund	7.40%
Bloomberg Municipals Managed Money Intermediate (1-17 Yrs) Index	7.13%

Performance Inception Date	Apr. 11, 2025	[6]
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/etradenofeeindexfunds
AssetsNet	$ 21,526,341
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$21,526,341
# of Portfolio Holdings	103
Portfolio Turnover Rate	7%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference1	15.1%
Electric Utilities	5.7%
Transportation	5.8%
Lease Revenue/Certificates of Participation	9.7%
Education	10.8%
Special Tax Revenue	13.9%
General Obligations	39.0%
Footnote	Description
Footnote[1]	Sectors representing less than 5% of total investments.

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

New York City	3.2%
New York City Transitional Finance Authority	3.0%
New York State Dormitory Authority	2.9%
Illinois Finance Authority	2.8%
County of Hamblen	2.4%
Prosper Independent School District	2.2%
Ohio Higher Educational Facility Commission	2.2%
Empire State Development Corp.	2.1%
Grant County Public Utility District No. 2 Electric Revenue	2.1%
State of Minnesota	2.0%
Total	24.9%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/etradenofeeindexfunds
C000258018
Shareholder Report [Line Items]
Fund Name	E*TRADE No Fee Total Market Index Fund
Trading Symbol	ETTOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee Total Market Index Fund for the period of April 11, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/etradenofeeindexfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee Total Market Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[7]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to and detractors from performance, relative to the Solactive United States 3000 Index:

  Fund vs. Benchmark: The Fund delivered a strong absolute return of 28.40% for the period, closely tracking the benchmark return of 28.15%.

  Ten of 11 sectors had positive returns over the period with consumer staples the only detractor.

  Information technology contributed the most to portfolio performance, led by strong performance from NVIDIA Corporation, Apple Inc. and Microsoft Corporation.

  Communication services was the second-largest contributor to portfolio return, with positive effects from Alphabet Inc. and Meta Platforms Inc.

  The Fund’s inception timing benefited performance, as the Fund’s portfolio was invested near U.S. market lows in early April then the market strongly recovered over the remainder of the period.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	E*TRADE No Fee Total Market Index Fund	Solactive United States 3000 Index
4/11/25	$10,000	$10,000
4/30/25	$10,410	$10,418
5/31/25	$11,060	$11,072
6/30/25	$11,620	$11,626
7/31/25	$11,870	$11,878
8/31/25	$12,140	$12,134
9/30/25	$12,560	$12,546
10/31/25	$12,840	$12,815

Average Annual Return [Table Text Block]
AATR	Since Inception 4/11/25Footnote Reference*
E*TRADE No Fee Total Market Index Fund	28.40%
Solactive United States 3000 Index	28.15%

Performance Inception Date	Apr. 11, 2025	[8]
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/etradenofeeindexfunds
AssetsNet	$ 46,909,262
Holdings Count | Holding	2,119
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$46,909,262
# of Portfolio Holdings	2,119
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Materials	2.0%
Real Estate	2.3%
Utilities	2.3%
Energy	2.9%
Consumer Staples	4.5%
Industrials	9.5%
Health Care	9.5%
Communication Services	9.8%
Consumer Discretionary	10.5%
Financials	12.6%
Information Technology	33.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.3%
Apple, Inc.	6.0%
Microsoft Corp.	5.8%
Alphabet, Inc.	4.7%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.6%
Meta Platforms, Inc.	2.1%
Tesla, Inc.	2.0%
JPMorgan Chase & Co.	1.3%
Eli Lilly & Co.	1.1%
Total	36.5%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/etradenofeeindexfunds
C000258019
Shareholder Report [Line Items]
Fund Name	E*TRADE No Fee U.S. Bond Index Fund
Trading Symbol	ETBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about E*TRADE Trust - E*TRADE No Fee U.S. Bond Index Fund for the period of April 11, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/etradenofeeindexfunds. You can also request this information by contacting us at 1-800-869-6397.
Additional Information Phone Number	1-800-869-6397
Additional Information Website	www.morganstanley.com/im/etradenofeeindexfunds
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
E*TRADE No Fee U.S. Bond Index Fund	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%	[9]
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Government/Credit Bond Index:

↑ Modest overweight positioning and yield curve exposure in U.S. Treasury bonds, particularly in shorter and 20- to 25-year maturities, contributed positively to relative performance.

↑ Corporate bond exposure, especially in select intermediate- and longer-dated maturities, added to excess returns through sector allocation and security selection.

↑ From a credit-quality standpoint, strong security selection within A-rated bonds, along with positive contributions from AAA-rated and AA-rated issuers, contributed to relative performance.

↓ An underweight to government-related securities detracted from relative performance.

↓ Cash drag modestly detracted, as risk assets outpaced short-term instruments over the period.

↓ BBB-rated bonds were a modest detractor, partially offsetting the benefits of the Fund’s higher-quality allocations.

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	E*TRADE No Fee U.S. Bond Index Fund	Bloomberg U.S. Government/Credit Bond Index
4/11/25	$10,000	$10,000
4/30/25	$10,211	$10,213
5/31/25	$10,156	$10,145
6/30/25	$10,303	$10,294
7/31/25	$10,281	$10,271
8/31/25	$10,388	$10,379
9/30/25	$10,495	$10,490
10/31/25	$10,552	$10,548

Average Annual Return [Table Text Block]
AATR	Since Inception 4/11/25Footnote Reference*
E*TRADE No Fee U.S. Bond Index Fund	5.52%
Bloomberg U.S. Government/Credit Bond Index	5.48%

Performance Inception Date	Apr. 11, 2025	[10]
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	www.morganstanley.com/im/etradenofeeindexfunds
AssetsNet	$ 20,583,248
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$20,583,248
# of Portfolio Holdings	79
Portfolio Turnover Rate	13%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
U.S. Agency Securities	3.0%
Corporate Bonds	28.3%
U.S. Treasury Securities	68.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

U.S. Treasury Securities	68.4%
Federal National Mortgage Association	2.2%
American Electric Power Co., Inc.	1.3%
Equinix, Inc.	1.1%
Amgen, Inc.	1.0%
Lowe's Cos., Inc.	1.0%
Intel Corp.	0.9%
Bank of America Corp.	0.9%
Citigroup, Inc.	0.8%
AT&T, Inc.	0.8%
Total	78.4%

Footnote	Description
Footnote[a]	Excluding cash equivalents.

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/etradenofeeindexfunds

[1]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.
[2]	Returns for periods less than one year are not annualized.
[3]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.
[4]	Returns for periods less than one year are not annualized.
[5]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.
[6]	Returns for periods less than one year are not annualized.
[7]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.
[8]	Returns for periods less than one year are not annualized.
[9]	The Fund's Adviser, Morgan Stanley Investment Management Inc., will pay all expenses of the Fund, except for litigation expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business.
[10]	Returns for periods less than one year are not annualized.